UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number: ____

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Jensen Investment Management, Inc.
Address:     430 Pioneer Tower
             888 SW Fifth Avenue
             Portland, OR  97204-2018

13F File Number: 28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Managing Director
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:


           GARY W. HIBLER                         February 8, 2000
     -----------------------------          -----------------------------
           Gary W. Hibler                         Portland, Oregon

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     188

Form 13F Information Table Value Total:     $ 124,566,216

List of Other Included Managers:            None

                                    Jensen Investment Management
                                          December 31, 1999

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        --------        -----------      ---------
AK Steel Holding Corp                      Common        00154710             47,175          2,500
Abbott Labs                                Common        00282410          2,790,678         76,857
Adobe Systems                              Common        00724F10          2,844,877         42,303
Advanced Pultrusion Technologies Inc       Common        00754n10                  0         10,000
Agritope, Inc.                             Common        00855D10                 22             20
Albertsons                                 Common        01310410            652,450         20,231
Allstate Corp                              Common        02000210             42,346          1,760
Alltel Corp                                Common        02003910            338,202          4,090
Amer Home Products                         Common        02660910          1,534,518         39,096
America Online                             Common        02364J10            142,636          1,880
American Electric Power                    Common        02553710             16,060            500
American Intl Group                        Common        02687410            136,772          1,265
American Power Conversion                  Common        02906610          2,971,715        112,950
American Telephone                         Common        00195710             36,228            713
Ametek                                     Common        03110010              8,577            450
Anheuser Busch                             Common        03522910             21,261            300
Apple Computer                             Common        03783310             25,688            250
Applied Materials                          Common        03822210            392,522          3,100
Applied Science & Technology Inc           Common        03823610             11,680            350
Archer Daniels Midland                     Common        03948310             77,568          6,400
Auto Data Processing                       Common        05301510          5,026,610         93,310
Avon Products                              Common        05430310             96,756          2,932
BMC Software                               Common        05592110            331,461          4,150
Bank of America                            Common        06605F10             95,060          1,894
Bell Atlantic Corp.                        Common        07785310             37,305            606
Bell South Corp                            Common        07986010            104,105          2,224
Bennett Environmental                      Common        08190610             70,080         12,000
Berkshire Hathaway Class A                 Common        08467010             56,100              1
Best Foods                                 Common        08658U10            157,680          3,000
Biomet Inc                                 Common        09061310              8,987            225
Boeing                                     Common        09702310            144,708          3,492
Bonneville Pacific Corp                    Common        09890420             12,066          1,091
Breakwater Res Ltd  British Columbia       Common        10690230                130             50
Bristol Myers Squibb                       Common        11012210            708,144         11,032
Brown Forman                               Common        11563720             51,525            900
Cable & Wireless HKT Ltd ADR               Common        12682810             34,944          1,200
Cascade Corp.                              Common        14719510             28,305          3,080
Chevron                                    Common        16675110             86,620          1,000
ChoicePoint Inc                            Common        17038810             35,165            850
Cisco Systems                              Common        17275R10            727,366          6,794
Citigroup Inc                              Common        17296710             18,768            337

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        --------        -----------      ---------
Clorox                                     Common        18905410          7,247,790        143,891
Coca-Cola                                  Common        19121610          5,628,465         96,626
Colgate Palmolive                          Common        19416210             52,000            800
Compaq Computer                            Common        20449310             54,120          2,000
Conagra Inc.                               Common        20588710              1,679             74
Consolidated Edison                        Common        20911510            425,834         12,343
Corel Corp                                 Common        21868q10                377             25
Corn Products Intl                         Common        21902310             12,281            375
Costco Wholesale Corp                      Common        22160Q10             41,036            450
Deere & Co                                 Common        24419910              8,674            200
Dell Computer                              Common        24702510            156,895          3,080
Dionex Corp                                Common        25454610          5,586,358        135,855
Duff & Phelps                              Common        26432410             45,705          5,500
E.I. Du Pont                               Common        26353410             67,187          1,020
EIP Microwave Inc                          Common        26853020                114          3,800
EMC Corp.                                  Common        26864810             43,700            400
Edison Intl                                Common        28102010             41,904          1,600
Electronic Data Systems                    Common        28566110             33,470            500
Eli Lilly                                  Common        53245710            723,520         10,880
Emerson Electric                           Common        29101110             11,474            200
Ensco Intl Inc                             Common        26874q10              8,462            370
Epitope Inc                                Common        29426110                650            100
Equifax                                    Common        29442910          6,306,682        267,686
Expedia Inc                                Common        30229010             17,500            500
Exxon Mobil Corp                           Common        31340030            414,884          5,150
Federal Natl Mortgage                      Common        31358610            162,531          2,603
Fedex Corp                                 Common        31304u10             45,853          1,120
First Security Corp                        Common        33629410             46,359          1,818
Freddie Mac                                Common        31358610             51,766          1,100
GST Telecom                                Common        36194210            108,720         12,000
GTE Corp                                   Common        36232010            140,132          1,986
Gannett                                    Common        36473010          5,151,737         63,165
Gap Inc                                    Common        36476010             12,052            262
Genentech Inc                              Common        36871040             10,088             75
General Electric                           Common        36960410         10,416,377         67,311
Genuine Parts                              Common        37246010             60,139          2,424
Georgia Pacific Corp                       Common        37229810             15,225            300
Gillette                                   Common        37576610            198,536          4,820
Glaxo PLC                                  Common        37732730            911,519         16,315
Global Crossing Ltd                        Common        g3921a10             14,982            300
H&R Block                                  Common        09367110             21,350            488
Heinz                                      Common        42307410            400,966         10,072
Hewlett-Packard                            Common        42823610            249,113          2,190
Home Depot                                 Common        43707610             20,625            300
Hubbell Inc Class A                        Common        44351010              5,624            200
Hubbell Inc Class B                        Common        44351020             23,817            874
ING Groep NV ADR                           Common        45683710             61,000          1,000
Int'l Business Machines                    Common        45920010          1,544,914         14,322
Intel                                      Common        45814010         12,157,455        147,811
Interactive Intelligence                   Common        45839n10            131,250          5,000
Interface Inc. Cl A                        Common        45866510              1,668            300
Interpublic Group                          Common        46069010            149,994          2,600

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        --------        -----------      ---------
Johnson & Johnson                          Common        47816010          1,009,898         10,830
Kellogg                                    Common        48783610            101,673          3,300
KeyCorp                                    Common        49326710             20,085            908
Kimberly Clark Corp                        Common        49436810             30,626            468
Kroger Co                                  Common        50104410             71,706          3,800
LandAmerica Financial                      Common        51493610            202,070         11,000
Lee Enterprises                            Common        52376810            121,691          3,810
Linear Technology Corp                     Common        53567810              3,578             50
Lucent Technologies                        Common        54946310            167,250          2,230
MCI Worldcom Inc                           Common        55268B10              7,950            150
Marsh & McLennan                           Common        57174810            233,005          2,435
Mattel                                     Common        57708110            647,078         49,320
McDonald's                                 Common        58013510            929,065         23,048
McKesson HBOC Inc                          Common        58155q10              2,070             92
Medtronic, Inc.                            Common        58505510          5,622,145        154,285
Merck                                      Common        58933110          5,564,273         82,814
Microsoft                                  Common        59491810          3,701,990         31,725
Minnesota Mining & Manufacturing           Common        60405910            397,156          4,058
Monsanto                                   Common        61166210             92,498          2,610
Morgan Stanley Dean Witter Discover & Co   Common        61744644             72,232            506
Motorola                                   Common        62007610             41,230            280
Mylan                                      Common        62853010            194,719          7,730
NHancement Technololgies Inc               Common        65334p10            123,500         25,000
NIKE                                       Common        65410610            763,373         15,403
Nabisco Group Holdings                     Common        62952P10             13,625          1,283
Nestle                                     Common        64106940             25,511            280
Nokia Corp ADR                             Common        65490220            121,323            635
Nordson                                    Common        65566310            756,801         15,685
Nordstrom                                  Common        65566410             52,620          2,000
Omnicom Group                              Common        68191910          3,058,500         30,585
Oracle Corp                                Common        68389x10             44,800            400
PG & E Corp                                Common        69331C10             12,300            600
PPG Industries                             Common        69350610            112,608          1,800
Pall                                       Common        69642930             21,560          1,000
Paychex Inc.                               Common        70432610          1,573,037         39,385
Pepsico                                    Common        71344810            248,583          7,052
Pfizer                                     Common        71708110            243,300          7,500
Philip Morris                              Common        71815410             20,562            894
Pinnacle West Capital Corp                 Common        72348410              5,195            170
Pixar                                      Common        72581110              7,062            200
Plum Creek Timber Co                       Common        72925110             36,500          1,460
Procter & Gamble                           Common        74271810            313,342          2,860
Protocol Systems                           Common        74371R10              2,682            300
Public Service Enterprise Group            Common        74457310             54,512          1,566
Putnam Premier Income Trust SBI            Common        74685310             30,300          5,000
Quaker Oats Co                             Common        74740210            131,240          2,000
Qualcomm Inc                               Common        74752510            302,926          1,720
Red Hat Inc                                Common        75657710            116,083            550
Reuters Group PLC                          Common        76132M10            458,839          5,678
Reynolds RJ Tobacco Hldgs Inc              Common        76182K10              7,524            427
Roslyn Bancorp Inc com                     Common        77816210             21,679          1,184
Royal Dutch NY Reg                         Common        78025780            314,912          5,200

ITEM 1                                     ITEM 2        ITEM 3          ITEM 4           ITEM 5

                                           Title                         Fair             Number
                                           of                            Market           of
Name of Issuer                             Class         Cusip #         Value            Shares
--------------                             ------        --------        -----------      ---------
SAP ADR                                    Common        80305420             72,884          1,400
SBC Communications                         Common        78387G10            317,655          6,516
Sabre Holdings Corp                        Common        78590510             19,219            375
Sara Lee                                   Common        80311110          3,737,185        169,410
Schering-Plough                            Common        80660510            309,089          7,295
Schlumberger Ltd                           Common        80685710             30,866            550
Sears Roebuck                              Common        81238710              1,822             60
Siebel Systems Inc                         Common        82617010             16,850            200
Silver Street Bancorp                      Common        82899813             45,000          2,000
SmithKline Beecham PLC ADR                 Common        83237830             26,033            406
Solutia, Inc.                              Common        83437610              5,744            372
Southern Company                           Common        84258710             14,758            628
State Street Corp                          Common        85747710          4,352,184         59,570
Stryker Corp                               Common        86366710          2,749,990         39,500
Sun Microsystems                           Common        86681010             47,969            620
Supergen Inc.                              Common        86805910            651,150         22,500
Terra Networks ADR                         Common        88100w10             27,000            500
Texaco Inc                                 Common        88169410             16,293            300
Transamerica Income Shares                 Common        89350610             31,500          1,500
Tricon Global Restaurants                  Common        89595310              1,081             28
U.S.Bancorp                                Common        90297310             60,930          2,559
US West                                    Common        91273H10             74,016          1,028
UST                                        Common        90291110              7,557            300
Union Pacific Corp                         Common        90781810             19,661            450
United Parcel Service                      Common        91131210             89,700          1,300
United Technologies                        Common        91301710             26,000            400
Vodafone Airtouch ADR                      Common        92857t10             49,500          1,000
WD-40 Company                              Common        92923610          1,665,724         75,304
WPS Resources                              Common        92931B10              9,269            369
Wal-Mart Stores                            Common        93114210            166,717          2,412
Walgreen                                   Common        93142210            610,448         20,870
Walt Disney Co                             Common        25468710              4,388            150
Warner Lambert                             Common        93448810            814,074          9,935
Washington Mutual Inc                      Common        93932210             19,403            750
Weyerhaeuser Co.                           Common        96216610            172,344          2,400
Willamette Industries                      Common        96913310             71,193          1,533
Wilmington Trust Corp                      Common        97180710            555,116         11,505
Wm. Wrigley Jr. Co                         Common        98252610            245,337          2,958
XATA Corp                                  Common        98388230                117             30
Xerox                                      Common        98412110            164,866          7,266
Xilinx Inc.                                Common        98391910             27,282            600
Check Point Software                       Common        m2246510             29,793            150
priceline.com Inc                          Common        74150310             12,316            260

                                                                         124,566,216      2,559,889